CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Millions		Mar. 31, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment		$ 806.5	$ 816.1
Right of use assets		361.7	369.9
Goodwill		269.5	262.7
Other intangible assets		281.3	288.9
Deferred income tax assets		76.9	65.1
Derivative financial instrument assets		42.0	48.1
Trade and other receivables		138.2	135.8
Non-current assets		1,976.1	1,986.6
Current assets
Inventories		41.1	42.1
Income tax receivable		0.8	0.8
Trade and other receivables		202.3	181.4
Cash and cash equivalents	[1]	940.5	825.7
Assets held for sale		1,504.9	1,453.0
Current assets		2,689.6	2,503.0
TOTAL ASSETS		4,665.7	4,489.6
Non-current liabilities
Trade and other payables		133.0	122.3
Borrowings		2,813.2	2,842.0
Lease liabilities		303.7	311.7
Provisions for other liabilities and charges		55.7	59.7
Deferred income tax liabilities		42.7	40.4
Non-current liabilities		3,348.3	3,376.1
Current liabilities
Trade and other payables		315.6	278.0
Provisions for other liabilities and charges		6.0	6.0
Derivative financial instrument liabilities		13.0
Income tax payable		107.9	69.9
Borrowings		322.9	295.7
Lease liabilities		62.3	60.7
Liabilities held for sale		513.4	493.0
Current liabilities		1,341.1	1,203.3
TOTAL LIABILITIES		4,689.4	4,579.4
EQUITY
Stated capital		5,424.8	5,419.7
Accumulated losses		(6,724.6)	(6,800.4)
Other reserves		1,106.5	1,129.4
Equity attributable to owners of the Company		(193.3)	(251.3)
Non-controlling interests		169.6	161.5
TOTAL EQUITY		(23.7)	(89.8)
TOTAL LIABILITIES AND EQUITY		$ 4,665.7	$ 4,489.6

[1]	Excludes $26.0 million cash classified within assets held for sale as of March 31, 2026 (December 31, 2025: $27.6 million) (see note 20.2).